Trading Assets and Liabilities (Trading Assets and Liabilities, at Fair Value) (Details) (KRW) In Millions	Dec. 31, 2010	Dec. 31, 2009
Trading Assets [Member]
Korean treasury and government agencies	910,651	1,358,812
Financial institutions	2,285,452	2,699,415
Corporate	151,091	31,216
Asset-backed securities	171,712	116,450
Equity securities	176,213	254,349
Total debt and equity securities	3,695,119	4,460,242
Foreign exchange spot contracts	1,415	2,878
Foreign exchange derivatives	1,747,629	2,592,510
Interest rate derivatives	596,004	573,309
Equity derivatives	38,949	86,267
Credit derivatives	1,954	2,118
Commodity derivatives		2,410
Other	3,743	1,821
Total derivative instruments and foreign exchange spot contracts	2,389,694	3,261,313
Total trading assets	6,084,813	7,721,555
Trading Liabilities [Member]
Foreign exchange spot contracts	1,839	2,812
Foreign exchange derivatives	1,110,304	1,751,492
Interest rate derivatives	732,425	814,637
Equity derivatives	141,501	321,803
Credit derivatives
Commodity derivatives		2,386
Other	3,513	5,306
Securities sold short, not yet purchased	1,279,869	1,347,668
Total trading liabilities	3,269,451	4,246,104